Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases
Schedule of right of use assets

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2022	217	5 180	7 231	1	12 629
Additions	1	410	967	—	1 378
Modifications and reassessments	(2)	28	324	—	350
Reclassification to assets	—	(65)	(46)	—	(111)
Translation of foreign operations	21	185	671	—	877
Terminations	—	(14)	(528)	—	(542)
Current year depreciation charge	(11)	(647)	(1 692)	—	(2 350)
Impairment of right of use assets (note 8)	(99)	(365)	(82)	—	(546)
Carrying amount at 30 June 2023	127	4 712	6 845	1	11 685

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
Right of use assets
Carrying amount at 30 June 2021	241	5 153	7 508	1	12 903
Additions	1	674	900	2	1 577
Modifications and reassessments	—	(5)	(17)	—	(22)
Reclassification to held for sale	(28)	(42)	(39)	—	(109)
Translation of foreign operations	11	70	451	—	532
Terminations	—	(17)	(24)	—	(41)
Current year depreciation charge	(11)	(655)	(1 552)	(2)	(2 220)
Reversal of impairment of right of use assets (note 8)	3	2	4	—	9
Carrying amount at 30 June 2022	217	5 180	7 231	1	12 629

			Plant,
			equipment	Mineral
	Land	Buildings	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
2023
Cost	333	8 264	13 174	4	21 775
Accumulated depreciation and impairment	(206)	(3 552)	(6 329)	(3)	(10 090)
	127	4 712	6 845	1	11 685
2022
Cost	301	7 616	11 842	7	19 766
Accumulated depreciation and impairment	(84)	(2 436)	(4 611)	(6)	(7 137)
	217	5 180	7 231	1	12 629
2021
Cost	549	7 389	10 763	4	18 705
Accumulated depreciation and impairment	(308)	(2 236)	(3 255)	(3)	(5 802)
	241	5 153	7 508	1	12 903

Schedule of lease liabilities

		2023	2022
for the year ended 30 June	Note	Rm	Rm
Lease liabilities
Total long-term lease liabilities		14 382	14 266
Short-term portion (included in short-term debt)	16	1 915	1 768
		16 297	16 034
Reconciliation
Balance at beginning of year		16 034	15 677
New lease contracts		1 385	1 979
Payments made on lease liabilities		(2 269)	(2 264)
Modifications and reassessments		349	(23)
Interest accrued		293	453
Termination of lease liability		(517)	(63)
Transfer to disposal groups held for sale		—	(362)
Translation of foreign operations		1 022	637
Balance at end of year		16 297	16 034

Schedule of amounts recognised in income statement and cash flow

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Amounts recognised in income statement
Interest expense (included in net finance cost)	1 451	1 357	1 488
Expense relating to short-term leases*	596	474	423
Expense relating to leases of low-value assets that are not shown above as short-term leases*	87	79	65
Expense relating to variable lease payments not included in lease liabilities (included in other operating expenses and income)*	49	32	58
Amounts recognised in statement of cash flows
Total cash outflow on leases	4 159	3 753	3 882
*	Included in cash paid to suppliers and employees in the statement of cash flows.

Schedule of incremental borrowing rates

Southern Africa	9,33 - 16,91% (2022: 4,96 - 14,38%)
North America	6,33 - 8,86% (2022: 1,46 - 5,77%)
Eurasia	2,33 - 11,73% (2022: 1,12 - 4,73%)